Consolidated Statements of Cash Flows Cash (Parenthetical) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 10,755,133	$ 9,055,148	$ 7,678,821
Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations	1,015,107	570,084	761,809
Other assets	58,064	39,740	39,805
Total cash, cash equivalents and restricted cash	$ 11,828,304	$ 9,664,972	$ 8,480,435